Income and Expenses - Schedule of Finance Result (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Finance income	SFr 2,168	SFr 1,429	SFr 126
Finance expense	(639)	(1,315)	(6,442)
Fair value adjustment on warrant liabilities	(15,531)	(3,431)
Foreign currency exchange gain (loss)	1,269	(4,664)	49
Finance result	SFr (12,733)	SFr (7,981)	SFr (6,267)